Subsequent Events (Details) - Subsequent Event - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 28, 2024
Forecast
Subsequent Event [Line Items]
Shares vested (in shares)	1.8
Value of shares vested	$ 10.5
Shares withheld for tax withholding obligation (in shares)	0.5
Withholding taxes	$ 3.2
Minimum
Subsequent Event [Line Items]
Award vesting period (in years)		1 year
Maximum
Subsequent Event [Line Items]
Award vesting period (in years)		2 years
Restricted Stock
Subsequent Event [Line Items]
Grants in period (in shares)		3.5
Restricted Stock | Forecast
Subsequent Event [Line Items]
Weighted average grant date fair value (usd per share)	$ 5.75
Expected stock based compensation charge	$ 11.9